Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

(in thousands of USD)	Customer contracts	Other intangible assets	Total intangible assets
At January 1, 2023
Cost	16,569	1,218	17,787
Amortisation & translation differences	(913)	(1,128)	(2,041)
Net carrying amount	15,656	90	15,746

Acquisitions	—	60	60
Amortisation charges	(1,556)	(56)	(1,612)
Translation differences	—	—	—
Balance at December 31, 2023	14,100	94	14,194

At January 1, 2024
Cost	16,569	1,278	17,847
Amortisation & translation differences	(2,469)	(1,184)	(3,653)
Net carrying amount	14,100	94	14,194

Acquisitions	—	1,541	1,541
Acquisitions through business combinations (Note 26)	—	3,538	3,538
Amortisation charges	(1,556)	(1,325)	(2,881)
Translation differences	—	(205)	(205)
Balance at December 31, 2024	12,544	3,643	16,187

At December 31, 2024
Cost	16,569	6,357	22,926
Amortisation & translation differences	(4,025)	(2,714)	(6,739)
Net carrying amount	12,544	3,643	16,187